SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS - Disclosure of detailed information about cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net changes in non-cash working capital:
Accounts and other receivables	$ (20,856)	$ (4,385)
Income tax receivable	756	(3,847)
Inventories	(6,882)	5,226
Prepaids	187	(862)
Accounts payable and accrued liabilities	367	2,447
Income taxes payable	1,185	2,388
Net changes in non-cash working capital	(25,243)	967
Non-cash financing and investing activities:
Reclamation included in mineral properties, plant and equipment	642	(463)
Fair value of exercised options allocated to share capital	(1,305)	770
Fair value of performance share units allocated to share capital	(405)	(1,361)
Fair value of capital assets acquired under finance leases	221	346
Other cash disbursements:
Income taxes paid	7,002	6,337
Special mining duty paid	$ 2,654	$ 2,272